Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 3,478	$ 2,410	$ 145	$ 213
Current liabilities	$ 2,361,289	$ 540,229
Class A ordinary shares [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued and outstanding	151,592,057	147,485,168
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued and outstanding	42,568,349	45,931,163
VIEs without recourse to Qihoo 360 Technology Co. Ltd. [Member]
Current liabilities	$ 275,846	$ 367,837
Non-current liabilities	$ 19,654	$ 9,611